Shareholder Fees	Aug. 01, 2021 USD ($)
Class A Class C and Institutional Class | U.S. Government Money Market Fund | Money Market
Shareholder Fees:
SHAREHOLDER FEES*(fees paid directly from your investment)	[1]

[1]	If you exchange your Class A shares or Class C shares of another Guggenheim Investments fund for shares of the Fund, and your Class A shares or Class C shares are subject to a deferred sales charge at the time of the exchange, no deferred sales charge will be incurred on the exchange itself. However, any such deferred sales charge will be assessed at the time you redeem your shares of the Fund.